IMPORTANT NOTICE
ProShares DJ Brookfield Global Infrastructure ETF (TOLZ)
ProShares Equities for Rising Rates ETF (EQRR)
ProShares Global Listed Private Equity ETF (PEX)
ProShares Hedge Replication ETF (HDG)
ProShares Inflation Expectations ETF (RINF)
ProShares K-1 Free Crude Oil Strategy ETF (OILK)
ProShares Large Cap Core Plus (CSM)
ProShares Long Online/Short Stores ETF (CLIX)
ProShares Managed Futures Strategy ETF (FUT)
ProShares MSCI EAFE Dividend Growers ETF (EFAD)
ProShares MSCI Emerging Markets Dividend Growers ETF (EMDV)
ProShares MSCI Europe Dividend Growers ETF (EUDV)
ProShares Online Retail ETF (ONLN)
ProShares RAFITM Long/Short (RALS)
ProShares Russell 2000 Dividend Growers ETF (SMDV)
ProShares S&P 500® Ex-Energy ETF (SPXE)
ProShares S&P 500® Ex-Financials ETF (SPXN)
ProShares S&P 500® Ex-Health Care ETF (SPXV)
ProShares S&P 500® Ex-Technology ETF (SPXT)
ProShares S&P MidCap 400® Dividend Aristocrats ETF (REGL)
ProShares Short MidCap400 (MYY)
ProShares Ultra 7-10 Year Treasury (UST)
ProShares Ultra MSCI Brazil Capped (UBR)
ProShares Ultra Real Estate (URE)
ProShares UltraShort MSCI Emerging Markets (EEV)
(each a “Fund”)
Supplement dated January 30, 2019
to each Fund’s Statement of Additional Information
dated October 1, 2018
After the close of business on February 6, 2019, each Fund will reduce the size of its Creation Units.
The following replaces the second and third paragraphs of the section entitled “Purchase and Redemption of Shares”:
For each of the Decline of the Retail Store ETF, the High Yield—Interest Rate Hedged, the Investment Grade—Interest Rate Hedged, the K-1 Free Crude Oil Strategy ETF, the Merger ETF, the Pet Care ETF, the S&P 500 Bond ETF, the Short 7-10 Year Treasury, the Short MidCap400, the Short S&P500, the Short SmallCap600, the Ultra 7-10 Year Treasury, the Ultra 20+ Year Treasury, the Ultra Basic Materials, the Ultra Communication Services Select Sector, the Ultra Consumer Goods, the Ultra Consumer Services, the Ultra FTSE China 50, the Ultra FTSE Europe, the Ultra Health Care, the Ultra High Yield, the Ultra Industrials, the Ultra MSCI Brazil Capped, the Ultra MSCI EAFE, the Ultra MSCI Emerging Markets, the Ultra MSCI Japan, the Ultra Real Estate, the Ultra Semiconductors, the Ultra SmallCap600, the Ultra Technology, the Ultra Telecommunications, the Ultra Utilities, the UltraPro Communication Services Select Sector, the

UltraPro Financial Select Sector, the UltraPro MidCap400, the UltraPro Short Communication Services Select Sector, the UltraShort Communication Services Select Sector, the UltraShort Consumer Services, the UltraShort Financials, the UltraShort FTSE Europe, the UltraShort Health Care, the UltraShort Industrials, the UltraShort MSCI Brazil Capped, the UltraShort MSCI Emerging Markets, the UltraShort MSCI Japan, the UltraShort Semiconductors, the UltraShort Technology, and the UltraShort Utilities, a Creation Unit is comprised of 25,000 Shares.

For each of the DJ Brookfield Global Infrastructure ETF, Equities for Rising Rates ETF, Global Listed Private Equity ETF, Hedge Replication ETF, Inflation Expectations ETF, Large Cap Core Plus, Long Online/Short Stores ETF, Managed Futures Strategy ETF, Morningstar Alternatives Solution ETF, MSCI EAFE Dividend Growers ETF, MSCI Emerging Markets Dividend Growers ETF, MSCI Europe Dividend Growers ETF, Online Retail ETF, RAFI Long/Short, Russell 2000 Dividend Growers ETF, S&P 500 Ex-Energy ETF, S&P 500 Ex-Financials ETF, S&P 500 Ex-Health Care ETF, S&P 500 Ex-Technology ETF, and S&P MidCap 400 Dividend Aristocrats ETF, a Creation Unit is comprised of 10,000 Shares.

Please retain this supplement for future reference.